CONSOLIDATED STATEMENT OF FINANCIAL CONDITION - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 7,446,664	$ 440,636
Security deposit	33,909	0
Accounts receivable	0	0
Prepaid expenses and other current assets, net	10,925	1,295,362
Amounts due from related parties	25,000	1,503
Assets relating to discontinued operations	0	4,403
Total current assets	7,516,498	1,741,904
Non-current assets:
Operating right-of-use assets, net	873,878	0
Property and equipment, net	5,961,173	0
Intangible assets, net (including digital assets wrongfully seized and impounded by the Sheyang County Public Security Bureau of China, with a book value of $3,944,808 as of December 31, 2022)	4,233,228	7,277,717
Security deposit	57,300	0
Deferred tax assets	251,005	0
Total non-current assets	11,376,584	7,277,717
TOTAL ASSETS	18,893,082	9,019,621
Current liabilities:
Accrued expenses and other current liabilities	236,490	218,437
Amounts due to related parties	923,596	1,122,607
Operating lease liabilities	269,675	0
Current liabilities of discontinued operations	0	30,938
Total current liabilities	1,429,761	1,371,982
Non-current liabilities:
Operating lease liabilities	634,457	0
Total non-current liabilities	634,457	0
TOTAL LIABILITIES	2,064,218	1,371,982
Commitments and contingencies
Shareholders' equity:
Ordinary shares ($0.00001 par value, 25,000,000,000 shares authorized as of December 31, 2021 and 2022, and 4,937,916,229 and 14,069,445,558 shares issued and outstanding as of December 31, 2021 and 2022)	140,716	49,401
Additional paid-in capital	682,848,997	668,183,689
Accumulated deficit	(667,320,289)	(661,685,318)
Accumulated other comprehensive (loss)/income	1,159,440	1,099,867
Total shareholders' equity	16,828,864	7,647,639
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 18,893,082	$ 9,019,621